ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Andrew G. Lawson T +1 617 951 7149 Andrew.Lawson@ropesgray.com

October 18, 2024

BY EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re: Stone Ridge Trust (Registration No. 333-184477 and 811-22761)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Stone Ridge Trust (the “Trust”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 94 to the Trust’s Registration Statement under the Securities Act and Amendment No. 96 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 94/96”).

Amendment No. 94/96 is being filed principally to register shares of the Stone Ridge 2064 Longevity Income ETF, Stone Ridge 2065 Longevity Income ETF, Stone Ridge 2064 Inflation-Protected Longevity Income ETF and Stone Ridge 2065 Inflation-Protected Longevity Income ETF (together, the “Funds”), each a new series of the Trust. It is intended that this Amendment No. 94/96 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.

This Amendment No. 94/96 relates only to the Funds and does not supersede or amend disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951 7149.

Very truly yours,

/s/ Andrew G. Lawson

Andrew G. Lawson

Enclosures

Cc: Elizabeth J. Reza

Securities and Exchange Commission	- 2 -

Gregory C. Davis

Charles L. Nail

Lauren D. Macioce